UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3418

CALVERT CASH RESERVES
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Twelve months ended September 30, 2008


Item 1. Report to Stockholders.

Calvert
Investments that make a difference®

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September 30, 2008

Annual Report

Calvert Cash Reserves Institutional Prime Fund

Calvert
Investments that make a difference®

A UNIFI Company

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Table of Contents

Shareholder Letter
1

Shareholder Expense Example
3

Report of Independent Registered Public Accounting firm
4

Schedule of Investments
5

Statement of Assets and Liabilities
8

Statement of Operations
9

Statements of Changes in Net Assets
10

Notes to Financial Statements
11

Financial Highlights
14

Explanation of Financial Tables
15

Proxy Voting and Availability of Quarterly Portfolio Holdings
16

Trustee and Officer Information Table
17

Dear Shareholders:

For the 12-month period ended September 30, 2008, Calvert Cash Reserves Institutional Prime Money Market Fund returned 3.46% versus 3.25% for the Lipper Institutional Money Market Funds Average. A conservative investment strategy contributed to the Fund's outperformance of the benchmark.

Investment Climate

The 12-month period was one of the most difficult in the history of the U.S. credit markets. The turmoil that began in August 2007 expanded to the top of the credit-quality ladder--freezing the markets for high-quality municipal bonds and commercial paper as well as government-guaranteed housing agency and mortgage-backed securities. After surviving very tight year-end financing conditions, the collapse of investment bank Bear Stearns surprised the markets in March. Conditions deteriorated again when Fannie Mae and Freddie Mac started a mid-summer skid that ended with a government takeover in early September.

September continued to provide a dizzying and unprecedented chain of events. Lehman Brothers filed for bankruptcy, Bank of America bought struggling Merrill Lynch, the government rescued insurer AIG, and federal regulators seized and sold off the bulk of Washington Mutual's operations--and were orchestrating the sale of Wachovia at month's end. Goldman Sachs and Morgan Stanley opted to convert to commercial bank holding companies so they could borrow from the Federal Reserve. Finally, the House of Representatives rejected a $700 billion package to rescue the financial markets on September 29, which plunged the markets into chaos. (A similar relief package was signed into law later that week.)

The results of this protracted turmoil were a rush to safety and liquidity and a massive credit crunch. The Federal Reserve fought back throughout the period by expanding its existing liquidity-enhancement measures and launching new ones to pump cash into the banking system and support frozen short-term lending markets. In just the last few weeks of September, the central bank's balance sheet grew 50% to $1.5 trillion. The Fed's measures did not help a large institutional money market fund, which "broke the buck" as losses dragged its net asset value below the $1 per share mark in September. In the end, soaring demand for Treasury securities weighed heavily on yields as the three-month Treasury bill--which fell 2.90 percentage points to 0.92%--sank to the lowest levels since World War II.

Overall, headline inflation ran at a 5.4% pace as of August while core inflation was a tamer 2.5%1. Economic growth, as measured by gross domestic product, was expected to be just 1.2%2 for the reporting period.

Portfolio Strategy

For years, our core strategy has focused on purchasing variable rate demand notes (VRDNs), most of which reset to market rates weekly, and U.S. government agency securities. In recent years, we have consistently used long-term agency securities to create a laddered portfolio and supplement the VRDNs. While they are not without some risk, we believe these types of securities form the foundation of a prudent money market strategy based on liquidity and stability. As a result of this strategy, the Fund was well-positioned to weather the credit crisis as well as the recent volatility in money market rates. In particular, it allowed us to avoid having any exposure to commercial paper and the various forms of asset-backed securities that plagued the money markets.

While the credit crisis has certainly had an impact on the money market industry, we believe that money market funds in general are still reliable, liquid investment products. Like all registered money market funds, our funds are subject to stringent Rule 2a-7 guidelines from the Investment Company Act of 1940. Calvert also applies additional diversification guidelines that, along with our conservative investment strategies, seek to further limit risk. Calvert has also decided to join many of the country's leading mutual fund management companies in participating in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds.3,4

Outlook

We expect the credit markets to slowly recover over the next year but do not expect a return to the heady times of a few years ago. While there are similarities to the credit crunch of the early 1990s, the problem is larger and more global in nature this time. Since financial institutions must rebuild capital, they are not inclined to increase lending. Therefore, we think the credit crunch may last through next year.

For the balance of the year, we expect economic growth to be sub-par or recessionary and we expect the Fed's target interest rate to remain at the current 1.5% target or possibly move lower. High energy and food prices remain a concern, although core inflation has remained stable and should be partly restrained by the drag from the housing recession.

James B. O'Boyle
Thomas A. Dailey
Portfolio Managers
Calvert Asset Management Company
October 2008

1. Source: Bureau of Labor Statistics consumer price indexes for August 2008.

2. Source: Commerce Dept. and Wall Street Journal August 2008 survey of professional forecasters.

3. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

4. Shareholders in a Calvert money market fund should consider each Fund's participation in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (Program). Coverage under the Program extends only to shareholders invested in the Fund as of the close of business on September 19, 2008 for the lesser of the number of Fund shares then owned by the shareholder or the number of shares currently owned. Accordingly, if a shareholder's investment in the Fund is reduced below the number of shares owned as of the close of business on September 19, 2008, that shareholder may lose the benefit of some or all of the Program's guarantee even if the redemption proceeds are invested in another money market fund (including any other Calvert money market fund). Amounts reinvested in the Fund following any such reduction will be guaranteed up to the number of Fund shares owned by the shareholder as of September 19, 2008 unless the shareholder closed the account before reinvesting. Shareholders should note, however, that, unless the Program is extended by the Treasury, it will expire on December 18, 2008.

As of September 30, 2008, the following companies represented the following percentages of Fund net assets (includes indirect exposure): Bear Stearns 0%, Fannie Mae 8.0%, Freddie Mac 5.67%, Lehman Brothers 0%, Bank of America 3.86%, Merrill Lynch 0%, AIG 0%, Washington Mutual 0%, Wachovia 3.89%, Goldman Sachs 0%, and Morgan Stanley 0%. All portfolio holdings are subject to change without notice.

Investment Allocation	% of Total Investments
Taxable Municipal Obligations	0.8%
Taxable Variable Rate
Demand Notes	73.7%
U.S. Government Agencies
and Instrumentalities	25.5%
Total	100%
Average Annual Total Return
(year ended 9/30/08)
One year	3.46%
Five year	3.36%
Ten year	3.67%

Past performance does not indicate future results.

7-Day Simple/Effective Yield
(as of 9/30/08)
7-day simple yield	5.89%
7-day effective yield	6.06%

Past performance does not indicate future results

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	4/1/08	9/30/08	4/1/08 - 9/30/08
Actual	$1,000.00	$1,009.90	$1.36
Hypothetical	$1,000.00	$1,023.65	$1.37
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 183/366.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders Calvert Cash Reserves Institutional Prime Fund:

We have audited the accompanying statement of assets and liabilities of the Calvert Cash Reserves Institutional Prime Fund (the Fund), the sole series of Calvert Cash Reserves, including the schedule of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Cash Reserves Institutional Prime Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Philadelphia, Pennsylvania
November 21, 2008

Schedule of Investments
September 30, 2008
	Principal
Taxable Municipal Obligations - 0.7%	Amount	Value
Washington State GO Bonds, 4.15%, 7/1/09	$1,000,000	$1,008,400

Total Taxable Municipal Obligations (Cost $1,008,400)		1,008,400

Taxable Variable Rate Demand Notes - 68.9%
Adams County Pennsylvania IDA Revenue, 3.52%, 12/1/27, LOC: M&T Trust Co. (r)	5,000,000	5,000,000
Alabama State IDA Revenue, 3.68%, 5/1/10, LOC: RBC Centura Bank (r)	635,000	635,000
Albany New York IDA Civic Facilities Revenue, 8.25%, 5/1/27, LOC: Bank of America (r)	1,285,000	1,285,000
Butler County Alabama IDA Revenue, 7.50%, 3/1/12, LOC: Whitney National Bank,
C/LOC: FHLB (r)	245,000	245,000
California Statewide Community Development Authority MFH Revenue, 6.45%, 8/1/32,
LOC: U.S. Bank (r)	565,000	565,000
Chartwell Membership, Inc., 8.50%, 4/1/28, LOC: M&T Trust Co. (r)	2,000,000	2,000,000
Chatham Centre LLC, 8.00%, 4/1/22, LOC: Bank of North Georgia (r)	1,425,000	1,425,000
CIDC-Hudson House LLC New York Revenue, 3.00%, 12/1/34, LOC: Hudson River
Bank & Trust, C/LOC: FHLB (r)	555,000	555,000
Dewberry IV LLLP, 6.00%, 9/1/25, LOC: PNC Bank (r)	1,933,000	1,933,000
District of Columbia Revenue, 8.25%, 4/1/38, LOC: PNC Bank (r)	3,000,000	3,000,000
Four Fishers LLC, 6.03%, 4/1/24, LOC: LaSalle Bank (r)	2,540,000	2,540,000
Hillcrest Baptist Church, 6.05%, 12/1/20, LOC: Wachovia Bank (r)	640,000	640,000
Jacksonville Florida Economic Development Community Healthcare Facilities Revenue,
10.00%, 9/1/17, LOC: Fifth Third Bank (r)	2,305,000	2,305,000
Kaneville Road Joint Venture, Inc., 10.00%, 11/1/32, LOC: First American Bank,
C/LOC: FHLB (r)	430,000	430,000
Lee County Florida IDA Revenue, 6.55%, 6/1/10, LOC: SunTrust Bank (r)	765,000	765,000
Macon-Bibb County Georgia IDA Revenue, 8.25%, 7/1/25, LOC: GE Capital Corp. (r)	3,200,000	3,200,000
Michigan State Municipal Bond Authority Revenue, 10.00%, 11/1/37, LOC: Fifth Third Bank (r)	3,000,000	3,000,000
Mississippi Business Finance Corp. IDA Revenue, 7.65%, 8/1/24, LOC: Regions Bank (r)	3,405,000	3,405,000
Mississippi Business Finance Corp. Revenue, 4.93%, 7/1/10, LOC: Regions Bank (r)	1,160,000	1,160,000
MOB Management One LLC, 9.00%, 12/1/26, LOC: Columbus Bank & Trust (r)	3,720,000	3,720,000
Montgomery County Pennsylvania IDA Revenue, 3.53%, 12/1/16, LOC: Wilmington Trust Co. (r)	1,495,000	1,495,000
Ness Family Partners LP, 5.00%, 9/1/34, LOC: BNP Paribas (r)	1,905,000	1,905,000
New Britain Connecticut GO Revenue, 4.05%, 2/1/26, LOC: Bank of America (r)	1,185,000	1,185,000
New York City New York Housing Development Corp. MFH Development Revenue:
8.75%, 11/15/31, CF: Fannie Mae (r)	1,450,000	1,450,000
9.00%, 6/15/34, CF: Fannie Mae (r)	200,000	200,000
9.00%, 11/15/35, CF: Fannie Mae (r)	1,795,000	1,795,000
New York State GO, 3.12%, 3/15/10, LOC: Dexia Credit Local (mandatory put, 12/3/08 @ 100)(r)	1,000,000	1,000,000
New York State Housing Finance Agency Revenue, 8.25%, 5/1/42, LOC: Wachovia Bank (r)	4,000,000	4,000,000
New York State MMC Corp. Revenue, 3.00%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,985,000	1,985,000
Onondaga County New York IDA Civic Facilities Revenue, 8.25%, 1/1/23, LOC:
Key Bank (r)	5,965,000	5,965,000
Ontario County New York IDA Revenue, 3.00%, 12/1/36, LOC: RBS Citizens (r)	1,485,000	1,485,000
Orange County Florida HFA MFH Revenue, 8.50%, 10/15/32, BPA: Fannie Mae (r)	1,070,000	1,070,000
Osceola County Florida HFA MFH Revenue, 8.50%, 9/15/35, LOC: Fannie Mae (r)	1,940,000	1,940,000
Park Street Properties I LLC, 8.00%, 11/1/34, LOC: U.S. Bank (r)	1,975,000	1,975,000
Peoploungers, Inc., 7.50%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	340,000	340,000
Post Apartment Homes LP, 6.60%, 7/15/29, LOC: Fannie Mae (r)	4,400,000	4,400,000

	Principal
Taxable Variable Rate Demand Notes - cont'd	Amount	Value
Prevea Clinic, Inc., 8.00%, 12/1/34, LOC: Wells Fargo Bank (r)	$2,375,000	$2,375,000
Rathbone LLC, 7.25%, 1/1/38, LOC: Comerica Bank (r)	3,500,000	3,500,000
Rhode Island State Student Loan Authority Revenue, 9.00%, 6/1/48, LOC: State Street Bank (r)	6,700,000	6,700,000
Roman Catholic Church of the Diocese of Houma-Thibodaux, 4.05%, 12/1/37, LOC:
Allied Irish Bank (r)	2,240,000	2,240,000
Roosevelt Paper Co., 6.00%, 6/1/12, LOC: Wachovia Bank (r)	680,000	680,000
San Bernardino County California COPs, 6.00%, 3/1/17, LOC: Bank of America (r)	2,800,000	2,800,000
St. Joseph County Indiana Economic Development Revenue, 4.10%, 6/1/27, LOC: FHLB (r)	365,000	365,000
Standard Furniture Manufacturing Co., Inc., 3.68%, 3/1/15, LOC: RBC Centura Bank (r)	276,000	276,000
SunAmerica Trust Various States, 8.46%, 7/1/41, LOC: Freddie Mac (r)	760,000	760,000
Sussex County Delaware Revenue, 4.05%, 11/1/27, LOC: Wilmington Trust Co. (r)	2,100,000	2,100,000
Tyler Enterprises LLC, 9.00%, 10/1/22, LOC: Peoples Bank and Trust, C/LOC: FHLB (r)	1,055,000	1,055,000
Washington State MFH Finance Commission Revenue, 9.00%, 7/15/32, LOC: Fannie Mae (r)	285,000	285,000

Total Taxable Variable Rate Demand Notes (Cost $93,134,000)		93,134,000

U.S. Government Agencies and Instrumentalities - 23.9%
Farmer Mac:
2.30%, 4/1/09	250,000	250,000
2.50%, 4/1/09	500,000	500,000
Federal Home Loan Bank:
2.875%, 1/30/09	500,000	500,000
2.80%, 2/6/09	500,000	500,000
2.683%, 2/11/09 (r)	3,000,000	3,000,149
2.687%, 2/18/09 (r)	2,000,000	2,000,568
2.75%, 2/20/09	500,000	500,000
2.83%, 3/3/09	1,000,000	1,000,000
2.85%, 3/4/09	1,000,000	1,000,000
2.50%, 4/7/09	250,000	250,000
2.611%, 4/7/09 (r)	1,000,000	999,157
2.30%, 4/15/09	1,000,000	998,730
2.42%, 4/21/09	250,000	250,000
2.52%, 4/21/09	500,000	500,000
3.629%, 4/24/09 (r)	2,000,000	2,000,000
2.625%, 4/30/09	500,000	500,000
2.75%, 5/5/09	500,000	500,000
2.60%, 6/2/09	1,000,000	1,000,000
6.30%, 6/3/09	1,000,000	1,024,535
3.125%, 6/18/09	500,000	500,125
3.125%, 7/14/09	250,000	250,062
2.393%, 8/10/09 (r)	1,000,000	1,000,000
3.118%, 8/21/09 (r)	1,000,000	1,000,000
3.05%, 8/28/09	500,000	500,000
2.437%, 9/4/09 (r)	1,000,000	1,000,000
2.80%, 9/24/09	1,000,000	999,951
2.85%, 10/2/09	500,000	500,000
3.40%, 10/2/09	500,000	500,000
3.80%, 10/2/09	250,000	250,000

	Principal
U.S. Government Agencies and Instrumentalities - Cont'd	Amount	Value
Federal Home Loan Bank Discount Notes:
8/21/09	$1,000,000	$973,810
9/3/09	500,000	486,661
Freddie Mac:
2.60%, 3/17/09	500,000	500,000
2.40%, 4/7/09	250,000	250,000
2.60%, 5/20/09	1,000,000	1,000,000
2.75%, 6/5/09	1,000,000	1,000,000
2.625%, 6/12/09	1,500,000	1,500,000
2.65%, 6/22/09	1,000,000	1,000,000
3.15%, 7/21/09	250,000	250,000
3.15%, 7/28/09	1,000,000	1,000,044
3.168%, 9/21/09 (r)	500,000	499,815

Total U.S. Government Agencies and Instrumentalities (Cost $32,233,607)		32,233,607

TOTAL INVESTMENTS (Cost $126,376,007) - 93.5%		126,376,007
Other assets and liabilities, net - 6.5%		8,730,463
Net Assets - 100%		$135,106,470

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:

BPA: Bond Purchase Agreement
CF: Credit Facility
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
IDA: Industrial Development Authority
LC: Limited Company
LLC: Limited Liability Corporation
LLLP: Limited Liability Limited Partnership
LP: Limited Partnership
MFH: Multi-Family Housing

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008
Assets
Investments in securities, at value (Cost $126,376,007) - see accompanying schedule	$126,376,007
Cash	1,943,063
Receivable for securities sold	9,144,720
Receivable for shares sold	7,409
Interest and dividends receivable	529,282
Other assets	7,583
Total assets	138.008,064

Liabilities
Payable for securities purchased	1,250,000
Payable for shares redeemed	1,579,000
Payable to Calvert Asset Management Company, Inc.	28,831
Payable to Calvert Administrative Services Company	6,562
Payable to Calvert Shareholder Services, Inc.	50
Accrued expenses and other liabilities	37,151
Total liabilities	2,901,594
Net Assets	$135,106,470

Net Assets Consist Of:
Paid-in capital applicable to 135,105,441 shares of beneficial interest,
unlimited number of no par shares authorized	$135,107,256
Undistributed net investment income	9,398
Accumulated net realized gain (loss) on investments	(10,184)

Net Assets	$135,106,470

Net Asset Value Per Share	$1.00

See notes to financial statements.

Statement of Operations
Year Ended September 30, 2008
Net Investment Income
Investment Income:
Interest income	$5,740,695

Expenses:
Investment advisory fee	398,109
Transfer agency fees and expenses	2,359
Trustees' fees and expenses	7,728
Administrative fees	79,622
Custodian fees	33,752
Accounting fees	25,514
Registration fees	6,072
Reports to shareholders	827
Insurance	37,389
Professional fees	21,553
Contract services	37,362
Miscellaneous	1,796
Total expenses	652,083
Reimbursement from Advisor	(211,664)
Fees paid indirectly	(10,462)
Net expenses	429,957
Net Investment Income	5,310,738

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	39,823

Increase (Decrease) in Net Assets
Resulting From Operations	$5,350,561

See notes to financial statements.

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	Year Ended September 30, 2008	Year Ended September 30, 2007
Operations:
Net investment income	$5,310,738	$5,612,458
Net realized gain (loss) on investments	39,823	(1,314)

Increase (Decrease) in Net Assets
Resulting From Operations	5,350,561	5,611,144

Distributions to shareholders from:
Net investment income	(5,302,861)	(5,612,196)
Total distributions	(5,302,861)	(5,612,196)

Capital share transactions:
Shares sold	746,554,436	582,971,177
Reinvestment of distributions	4,247,076	4,618,074
Shares redeemed	(801,285,302)	(501,261,953)
Total capital share transactions	(50,483,790)	86,327,298

Total Increase (Decrease) in Net Assets	(50,436,090)	86,326,246

Net Assets
Beginning of year	185,542,560	99,216,314
End of year (including undistributed net investment income of $9,398 and $1,521, respectively)	$135,106,470	$185,542,560

Capital Share Activity
Shares sold	746,554,436	582,971,177
Reinvestment of distributions	4,247,076	4,618,074
Shares redeemed	(801,285,302)	(501,261,953)
Total capital share activity	(50,483,790)	86,327,298

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Institutional Prime Fund ("the Fund"), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" -- an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 -- 2007) for purposes of implementing FIN 48, and has concluded that as of September 30, 2008, no provision for income tax is required in the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Money Market Insurance: The Fund had obtained private insurance that partially protected it against default of principal or interest payments on the instruments it held. U.S. government securities held by the Fund were excluded from this coverage. This coverage expired on September 24, 2008.

Treasury's Guarantee Plan For Money Market Funds: The Fund has elected to participate in the U.S. Department of the Treasury's Guarantee Program for Money Market Funds (the "Program"). The Program was made available on September 29, 2008 and protects shareholders of record on September 19, 2008 from losses if the Fund is unable to maintain a $1.00 net asset value. Covered shareholders will receive $1.00 per share upon liquidation of the Fund, subject to adjustment and the overall amount available to all money market funds participating in the Program. The Fund will bear the expense of its participation in the Program. For the initial three months of the Program, the participation fee is 0.01% of the Fund's net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by this amount). Given that asset levels may vary, the yield impact of these fees may vary over time. The Program will terminate on December 18, 2008, unless extended at the sole discretion of the Treasury Department.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives a monthly fee based on an annual rate of .25% of average daily net assets.

The Advisor voluntarily reimbursed the Fund for expenses of $211,664 for the year ended September 30, 2008.

Calvert Administrative Services Company, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .05% of the average daily net assets of the Fund.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $679 for the year ended September 30, 2008. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $32,000 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

The cost of investments owned at September 30, 2008 for federal income tax purposes was $126,376,007.

Net realized capital loss carryforward for federal income tax purposes of $4,602 and $5,582 at September 30, 2008 may be utilized to offset future capital gains until expiration in September 2009 and September 2012, respectively.

The tax character of dividends and distributions for the years ended September 30, 2008 and September 30, 2007 were as follows:

Distributions from:	2008	2007
Ordinary income	$5,302,861	$5,612,196
Total	$5,302,861	$5,612,196

As of September 30, 2008, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$30,879
Capital loss carryforward	(10,184)
$20,695

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of assets and liabilities are primarily due to temporary book-tax differences that will reverse in a subsequent period. These differences are due to distributions paid after fiscal year end.

The Fund may sell or purchase securities to and from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2008, such purchase and sales transactions were $292,565,000 and $395,725,000, respectively.

Note D -- Line of Credit

A financing agreement is in place between all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2008. For the year ended September 30 2008, borrowings by the Fund under the Agreement were as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$567,027	2.87%	$13,536,090	September 2008

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
	2008	2007	2006
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.034	.051	.045
Distributions from
Net investment income	(.034)	(.051)	(.045)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	3.46%	5.20%	4.55%
Ratios to average net assets:A
Net investment income	3.33%	5.07%	4.37%
Total expenses	.41%	.46%	.42%
Expenses before offsets	.28%	.29%	.29%
Net expenses	.27%	.27%	.27%
Net assets, ending (in thousands)	$135,106	$185,543	$99,216

	Years Ended
	September 30,	September 30,
	2005	2004
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.026	.010
Distributions from
Net investment income	(.026)	(.010)
Net asset value, ending	$1.00	$1.00

Total return	2.60%	1.04%
Ratios to average net assets:A
Net investment income	2.53%	1.02%
Total expenses	.42%	.40%
Expenses before offsets	.28%	.27%
Net expenses	.27%	.27%
Net assets, ending (in thousands)	$173,968	$225,326

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

*     Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative service fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustee and Officer Information Table
Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	(Not Applicable to Officers)
				# of Calvert Portfolios Overseen	Other Directorships
INDEPENDENT TRUSTEES/DIRECTORS
RICHARD L. BAIRD, JR. AGE: 60	Trustee/ Director	1976 (CTFR - 1980) (CMF - 1992)	President and CEO of Adagio Health Inc. (formerly Family Health Council, Inc.) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	29
DOUGLAS E. FELDMAN, M.D. AGE: 60	Trustee/ Director	1982 (CMF - 1992)	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12
JOHN G. GUFFEY, JR. AGE: 60	Trustee/ Director	1976 (CTFR - 1980) (CMF - 1992)	Treasurer and Director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003) and President of Aurora Press Inc., a privately held publisher of trade paperbacks (since 1998).	29	Ariel Funds (3) Calvert Social Investment Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT AGE: 62	Trustee/ Director	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	25	Acacia Federal Savings Bank Summit Foundation The Community Foundation for the National Capital Region
ARTHUR J. PUGH AGE: 71	Trustee/ Director	1982 (CMF - 1992)	Retired executive.	25	Acacia Federal Savings Bank
INTERESTED TRUSTEES/DIRECTORS
BARBARA J. KRUMSIEK AGE: 56	Trustee/ Director & President	1997	President, Chief Executive Officer and Chair of Calvert Group, Ltd.	42
  Calvert Social Investment Foundation
  Pepco Holdings, Inc.
  Acacia Life Insurance Company (Chair)
  UNIFI Mutual Holding Company
  Ameritas Holding Company
  Acacia Financial Corp. (President & CEO)
  Acacia Realty Corp. (President and CEO)

DAVID R. ROCHAT AGE: 71	Trustee/ Director & Senior Vice President	1980 (CMF - 1992)	Executive Vice President of Calvert Asset Management Company, Inc. (prior to 2008) and Director and President of Chelsea Securities, Inc.	12	Government Scientific Source, Inc. Chelsea Securities, Inc. Vermont Quality Meats
D. WAYNE SILBY, Esq. AGE: 60	Trustee/ Director & Chair	1976 (CTFR - 1980) (CMF - 1992)	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003).	29	UNIFI Mutual Holding Company Calvert Social Investment Foundation Grameen Foundation USA Studio School Fund Syntao.com China The ICE Organization
OFFICERS
KAREN BECKER AGE: 56	Chief Compliance Officer	2005	Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.
SUSAN WALKER BENDER, Esq. AGE: 49	Assistant Vice President & Assistant Secretary	1988 (CMF - 1992)	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
THOMAS DAILEY AGE: 44	Vice President	2004	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. AGE: 40	Assistant Vice President & Assistant Secretary	1996

Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd., and since 2004, Chief Compliance Officer for Calvert Asset Management Company, investment advisor to the Funds.

TRACI L. GOLDT AGE: 35	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd.
GREGORY B. HABEEB AGE: 58	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc.
DANIEL K. HAYES AGE: 58	Vice President	1996	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA Age: 43	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. AGE: 38	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
EDITH LILLIE AGE: 51	Assistant Secretary	2007	Assistant Secretary (since 2007) and Regulatory Matters Manager of Calvert Group, Ltd.
AUGUSTO DIVO MACEDO, Esq. AGE: 46	Assistant Vice President & Assistant Secretary	2007

Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance Calvert Group, Ltd. Prior to joining Calvert in 2005, Mr. Macedo served as 2nd Vice President at Acacia Life Insurance Company and The Advisors Group, Acacia's broker-dealer and federally registered investment adviser.

JANE B. MAXWELL Esq. AGE: 56	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester LLP.
ANDREW K. NIEBLER, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	2006

Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd.  Prior to joining Calvert in 2006, Mr. Niebler was an Associate with Cleary, Gottlieb, Steen & Hamilton LLP.

CATHERINE P. ROY AGE: 52	Vice President	2004

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq. AGE: 61	Vice President & Secretary	1990 (CMF - 1992)	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
RONALD M. WOLFSHEIMER, CPA AGE: 56	Treasurer	1979 (CTFR - 1980) (CMF - 1992)	Senior Vice President and Chief Financial and Administrative Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA AGE: 47	Fund Controller	1999	Vice President of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates and a director of its parent companies. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor. Mr. Rochat is an interested person of the Fund since he was an officer of the Fund's advisor.

Additional information about the Fund's Trustees can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI at www.calvert.com, or by contacting your broker, or the Fund at 1-800-368-2745.

Calvert Cash Reserves Institutional Prime Fund

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Calvert Information

To Open an Account
800-317-2274

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-317-2274
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.


Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer (also referred to as "principal accounting officer").

(b) No information need be disclosed under this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that M. Charito Kruvant, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Services fees paid to auditing firm:
	Fiscal Year ended 9/30/07		Fiscal Year ended 9/30/08
	$	%*	$	% *
(a) Audit Fees	$15,950		$16,500
(b) Audit-Related Fees	$0	0%	$0	0%
(c) Tax Fees (tax return preparation and filing for the registrant)	$2,887	0%	$2,998	0%
(d) All Other Fees	$0	0%	$0	0%

Total	$18,837	0%	$19,498	0%

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(e) Audit Committee pre-approval policies and procedures:

The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment advisor in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/07		Fiscal Year ended 9/30/08
$	%*	$	% *
$8,500	0%*	$3,500	%*

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(h) The registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Reg. S-X is compatible with maintaining the principal accountant's independence and found that the provision of such services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.
  This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since last disclosure in response to this Item on registrant's Form N-CSR for the period ending March 31, 2008.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-

3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics.

Attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer
Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer
Date: November 26, 2008

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date: November 26, 2008